INTANGIBLE - Goodwill and intangible assets with indefinite useful life (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	R$ 8,019,599	R$ 8,017,579
Facepa
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	119,332	119,332
Fibria
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	7,897,051	7,897,051
Other
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	R$ 3,216	R$ 1,196